Organization and Description of Business	12 Months Ended
Dec. 31, 2024
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

NFT Limited (“the Company”),a Cayman Islands corporation, entered into an amendment to the Merger Agreement (the “Amendment”), pursuant to which the Effective Time of the Redomicile was amended to be September 18, 2023 (the “New Effective Time”) with Takung Art Co., Ltd. On September 6, 2023, a certificate of merger (the “Merger Certificate”) with the New Effective Time was filed and registered with the Cayman Islands Registrar of Companies. The Company effectively became the holding company of the whole group.

NFT Limited and Subsidiaries (“MI”), operates an electronic online platform located at www.nftoeo.com for artists, art dealers and art investors to offer and trade in valuable artwork.

Hong Kong Takung was incorporated in Hong Kong on September 17, 2012 and operates an electronic online platform for offering and trading artwork. The Company generates revenue from its services in connection with the offering and trading of artwork on its system, primarily consisting of listing fees, trading commissions, and management fees. The Company conducts business primarily in Hong Kong, People’s Republic of China. As of May 23 2023, The Company sell of our former subsidiaries, Hong Kong MQ Group Limited, Hong Kong Takung Art Company Limited and Tianjin Takung to Fecundity Capital Investment Co., Ltd for a purchase price of US$1,500,000.

Takung Cultural Development (Tianjin) Co., Ltd (“Tianjin Takung”) provides technology development services to Hong Kong Takung and also carries out marketing and promotion activities in mainland China. It is engaged in providing services to its parent company Hong Kong Takung by receiving deposits from and making payments to online artwork traders of Takung for and on behalf of Takung when Shanghai Takung was deregistered. On November 8, 2021, the Management became aware of the suspension of the operation of Tianjin Takung by the local authority. As of May 23 2023, The Company sell Tianjin Takung as mentioned before.

Hong Kong Takung Art Holdings Company Limited (“Takung Art Holdings”) was formed in Hong Kong on July 20, 2018 and operates as a holding company to control an online platform for offering, selling and trading whole piece of artwork. Takung Art Holdings was deregistered on April 29, 2020 due to deregistration of its wholly-owned subsidiary, Art Era Internet Technology (Tianjin) Co., Ltd., on June 18, 2019. As of May 23 2023, The Company sell Takung Art Holdings as mentioned before.

Hong Kong MQ Group Limited (“Hong Kong MQ”) was formed in Hong Kong on November 27, 2018, and is engaged in blockchain and non-fungible tokens (“NFT”) businesses, including consultancy service for NFT launch projects, developing its own NFT marketplace to facilitate users to buy and sell NFTs, as well as development of block chain-based online games. As of May 23 2023, The Company sell Hong Kong MQ as mentioned before.

MQ (Tianjin) Enterprise Management Consulting Co., Ltd. (“Tianjin MQ”) was incorporated in Tianjin, PRC on July 9, 2019 and is a directly wholly owned subsidiary of Hong Kong MQ. It was established as a limited liability company with a registered capital of $100,000 located in the Pilot Free Trade Zone in Tianjin. Tianjin MQ focused on exploring business opportunities and promoting its artwork trading business. Tianjin MQ was deregistered on August 10, 2020 due to the Company streamlining its operation.

Takung Digital Technology Limited (“Takung Digital”) was incorporated in Albany, New York on December 13, 2021 and is a wholly-owned subsidiary of Takung. This entity primarily provides administrative and technical supports for the development of NFT projects.

Takung Exchange Limited (“Takung Exchange”) was incorporated in Wyoming on January 7, 2022 and is wholly owned by Takung. This entity facilitates the business and operation of the new Takung Exchange market.

Metaverse Digital Payment Co., Limited (“Metaverse Digital Payment”) was formed in Hong Kong on January 27, 2022, and is wholly owned by Takung Exchange. This entity is engaged in digital payment service.